Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		120 Months Ended
		Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026
C000017258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class Y) – including sales charge
Average Annual Return, Percent		13.00%		7.67%		8.61%
C000146677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class R6) – including sales charge
Average Annual Return, Percent		13.40%		8.03%		9.00%
C000045541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		13.28%		7.92%		8.87%
C000066833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class R) – including sales charge
Average Annual Return, Percent		12.68%		7.34%		8.26%
C000017257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class C) – including sales charge
Average Annual Return, Percent		11.13%		6.77%		7.92%
C000017255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class A) – including sales charge
Average Annual Return, Percent		6.52%	[1]	6.38%		7.94%
C000017264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class A) – including sales charge
Average Annual Return, Percent		36.14%		11.58%		17.62%
C000017266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class C) – including sales charge
Average Annual Return, Percent		42.39%		12.01%		17.59%
C000017263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class R) – including sales charge
Average Annual Return, Percent		44.08%		12.56%		17.93%
C000045542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		44.83%		13.17%		18.59%
C000146678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class R6) – including sales charge
Average Annual Return, Percent		44.92%		13.27%		18.74%
C000017267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class Y) – including sales charge
Average Annual Return, Percent		44.44%		12.90%		18.32%
C000017272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class Y) – including sales charge
Average Annual Return, Percent		23.00%		0.71%		9.78%
C000146679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class R6) – including sales charge
Average Annual Return, Percent		23.47%		1.07%		10.19%
C000045543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		23.30%		0.99%		10.11%
C000017268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class R) – including sales charge
Average Annual Return, Percent		22.71%		0.44%		9.44%
C000017271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class C) – including sales charge
Average Annual Return, Percent		21.13%		(0.05%)		9.11%
C000017269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class A) – including sales charge
Average Annual Return, Percent		15.90%		(0.48%)		9.11%
C000017277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class A) – including sales charge
Average Annual Return, Percent		6.78%		9.93%		12.71%
C000017279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class C) – including sales charge
Average Annual Return, Percent		11.46%		10.36%		12.64%
C000122149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class R) – including sales charge
Average Annual Return, Percent		12.98%		10.92%		13.00%
C000045545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		13.53%		11.50%		13.65%
C000146680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class R6) – including sales charge
Average Annual Return, Percent		13.58%		11.59%		13.77%
C000017280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class Y) – including sales charge
Average Annual Return, Percent		13.28%		11.29%		13.53%
C000017284 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class Y) – including sales charge
Average Annual Return, Percent		5.07%		2.56%		5.10%
C000146681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class R6) – including sales charge
Average Annual Return, Percent		5.42%		2.93%		5.50%
C000045546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		5.51%	[2]	2.84%		5.37%
C000122150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class R) – including sales charge
Average Annual Return, Percent		4.98%	[3]	2.31%		4.78%
C000017283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class C) – including sales charge
Average Annual Return, Percent		3.30%		1.81%		4.52%
C000017281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class A) – including sales charge
Average Annual Return, Percent		0.42%		1.40%		4.50%
C000017290 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class A) – including sales charge
Average Annual Return, Percent		(3.82%)		7.48%		13.62%
C000017292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class C) – including sales charge
Average Annual Return, Percent		0.44%		7.92%		13.57%
C000017289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class R) – including sales charge
Average Annual Return, Percent		1.82%		8.45%		13.92%
C000045547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		2.32%		9.05%		14.61%
C000146682 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class R6) – including sales charge
Average Annual Return, Percent		2.41%		9.10%		14.69%
C000017293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class Y) – including sales charge
Average Annual Return, Percent		2.06%		8.75%		14.31%
C000017302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class Y) – including sales charge
Average Annual Return, Percent		2.62%		(1.83%)		9.94%
C000146684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class R6) – including sales charge
Average Annual Return, Percent		3.03%		(1.50%)		10.34%
C000045549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		2.93%		(1.55%)		10.27%
C000017298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class R) – including sales charge
Average Annual Return, Percent		2.44%		(2.11%)		9.59%
C000017301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class C) – including sales charge
Average Annual Return, Percent		0.96%	[4]	(2.59%)	[4]	9.27%
C000017299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class A) – including sales charge
Average Annual Return, Percent		(3.28%)		(2.99%)		9.28%
C000030961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class A) – including sales charge
Average Annual Return, Percent		35.62%		15.24%		1.82%
C000030963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class C) – including sales charge
Average Annual Return, Percent		41.91%		15.74%		1.84%
C000122152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class R) – including sales charge
Average Annual Return, Percent		43.52%		16.30%		2.12%
C000045550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		44.33%		16.95%		2.76%
C000146685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class R6) – including sales charge
Average Annual Return, Percent		44.59%		17.04%		2.85%
C000030964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class Y) – including sales charge
Average Annual Return, Percent		43.97%		16.61%		2.45%
C000073859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class Y) – including sales charge
Average Annual Return, Percent		9.24%		6.26%		8.29%
C000146686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class R6) – including sales charge
Average Annual Return, Percent		9.61%		6.61%		8.69%
C000073858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		9.56%		6.52%		8.55%
C000122153 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class R) – including sales charge
Average Annual Return, Percent		8.97%		5.95%		7.95%
C000073856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class C) – including sales charge
Average Annual Return, Percent		7.44%		5.42%		7.64%
C000073854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class A) – including sales charge
Average Annual Return, Percent		2.97%		5.01%		7.65%
C000073860 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class A) – including sales charge
Average Annual Return, Percent		6.75%		6.67%		9.81%
C000073863 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class C) – including sales charge
Average Annual Return, Percent		11.41%		7.05%		9.72%
C000122154 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class R) – including sales charge
Average Annual Return, Percent		12.96%		7.63%		10.14%
C000073865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		13.52%		8.20%		10.75%
C000146687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class R6) – including sales charge
Average Annual Return, Percent		13.64%		8.29%		10.88%
C000073861 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class Y) – including sales charge
Average Annual Return, Percent		13.27%		7.93%		10.47%
C000073889 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class Y) – including sales charge
Average Annual Return, Percent		29.72%		1.31%		8.51%
C000146689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class R6) – including sales charge
Average Annual Return, Percent		30.24%		1.72%		8.94%
C000073894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		30.08%		1.61%		8.86%
C000122158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class R) – including sales charge
Average Annual Return, Percent		29.45%		1.05%		8.18%
C000073892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class C) – including sales charge
Average Annual Return, Percent		27.77%		0.57%		7.85%
C000073890 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class A) – including sales charge
Average Annual Return, Percent		22.26%		0.11%		7.82%
C000073896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class A) – including sales charge
Average Annual Return, Percent		3.39%		3.95%		4.62%
C000073898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class C) – including sales charge
Average Annual Return, Percent		7.99%		4.33%		4.56%
C000073901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class R) – including sales charge
Average Annual Return, Percent		9.38%		4.92%		4.99%
C000073900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		9.90%		5.47%		5.57%
C000146690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class R6) – including sales charge
Average Annual Return, Percent		10.11%		5.60%		5.72%
C000073895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class Y) – including sales charge
Average Annual Return, Percent		9.69%		5.21%		5.33%
C000073902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class Y) – including sales charge
Average Annual Return, Percent		17.37%		5.48%		9.78%
C000146691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class R6) – including sales charge
Average Annual Return, Percent		17.78%		5.85%		10.20%
C000073907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		17.67%		5.78%		10.13%
C000122159 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class R) – including sales charge
Average Annual Return, Percent		17.10%		5.18%		9.45%
C000073905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class C) – including sales charge
Average Annual Return, Percent		15.55%		4.68%		9.10%
C000073903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class A) – including sales charge
Average Annual Return, Percent		10.60%		4.23%		9.07%
C000073942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class A) – including sales charge
Average Annual Return, Percent		(1.52%)	[5]	(0.31%)		2.19%
C000073939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class C) – including sales charge
Average Annual Return, Percent		1.32%	[6]	0.13%		2.20%
C000122165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class R) – including sales charge
Average Annual Return, Percent		2.84%	[7]	0.58%		2.39%
C000073940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		3.35%		1.13%		3.05%
C000146697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class R6) – including sales charge
Average Annual Return, Percent		3.48%	[8]	1.20%		3.10%
C000073941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class Y) – including sales charge
Average Annual Return, Percent		3.08%	[9]	0.90%		2.81%
C000073948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class Y) – including sales charge
Average Annual Return, Percent		62.14%		17.27%		8.61%
C000146698 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class R6) – including sales charge
Average Annual Return, Percent		62.86%	[10]	17.70%	[10]	9.02%
C000073946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		62.53%		17.54%		8.86%
C000073947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class R) – including sales charge
Average Annual Return, Percent		61.67%		16.95%		8.27%
C000073944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class C) – including sales charge
Average Annual Return, Percent		59.82%		16.27%		7.80%
C000073949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class A) – including sales charge
Average Annual Return, Percent		52.79%		15.76%		7.73%
C000073961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class A) – including sales charge
Average Annual Return, Percent	[11]	2.02%		3.71%		5.60%
C000073958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class C) – including sales charge
Average Annual Return, Percent		6.52%		4.18%		5.64%
C000122166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class R) – including sales charge
Average Annual Return, Percent		8.04%		4.68%		5.94%
C000073960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		8.56%		5.26%		6.59%
C000146700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class R6) – including sales charge
Average Annual Return, Percent		8.71%		5.34%		6.67%
C000073956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class Y) – including sales charge
Average Annual Return, Percent		8.28%		4.96%		6.27%
C000146480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class Y) – including sales charge
Average Annual Return, Percent		9.35%		5.91%		9.43%
C000146481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class R6) – including sales charge
Average Annual Return, Percent		9.73%		6.29%		9.84%
C000146478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		9.61%		6.22%		9.78%
C000146479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class R) – including sales charge
Average Annual Return, Percent	[12]	9.04%		5.62%		9.08%
C000146476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class C) – including sales charge
Average Annual Return, Percent		7.54%		5.13%		8.78%
C000146475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class A) – including sales charge
Average Annual Return, Percent		3.01%	[13]	4.68%		8.78%
Without Sales Load [Member] | C000017258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		13.00%		7.67%		8.61%
Without Sales Load [Member] | C000146677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		13.40%		8.03%		9.00%
Without Sales Load [Member] | C000045541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		13.28%		7.92%		8.87%
Without Sales Load [Member] | C000066833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class R) – excluding sales charge
Average Annual Return, Percent		12.68%		7.34%		8.26%
Without Sales Load [Member] | C000017257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class C) – excluding sales charge
Average Annual Return, Percent		12.13%		6.77%		7.92%
Without Sales Load [Member] | C000017255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class A) – excluding sales charge
Average Annual Return, Percent		13.03%	[1]	7.65%		8.58%
Without Sales Load [Member] | C000017264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class A) – excluding sales charge
Average Annual Return, Percent		44.46%		12.91%		18.32%
Without Sales Load [Member] | C000017266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class C) – excluding sales charge
Average Annual Return, Percent		43.39%		12.01%		17.59%
Without Sales Load [Member] | C000017263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class R) – excluding sales charge
Average Annual Return, Percent		44.08%		12.56%		17.93%
Without Sales Load [Member] | C000045542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		44.83%		13.17%		18.59%
Without Sales Load [Member] | C000146678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		44.92%		13.27%		18.74%
Without Sales Load [Member] | C000017267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		44.44%		12.90%		18.32%
Without Sales Load [Member] | C000017272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		23.00%		0.71%		9.78%
Without Sales Load [Member] | C000146679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		23.47%		1.07%		10.19%
Without Sales Load [Member] | C000045543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		23.30%		0.99%		10.11%
Without Sales Load [Member] | C000017268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent		22.71%		0.44%		9.44%
Without Sales Load [Member] | C000017271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent		22.13%		(0.05%)		9.11%
Without Sales Load [Member] | C000017269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent		22.98%		0.71%		9.76%
Without Sales Load [Member] | C000017277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class A) – excluding sales charge
Average Annual Return, Percent		13.27%		11.25%		13.38%
Without Sales Load [Member] | C000017279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class C) – excluding sales charge
Average Annual Return, Percent		12.37%		10.36%		12.64%
Without Sales Load [Member] | C000122149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class R) – excluding sales charge
Average Annual Return, Percent		12.98%		10.92%		13.00%
Without Sales Load [Member] | C000045545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		13.53%		11.50%		13.65%
Without Sales Load [Member] | C000146680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		13.58%		11.59%		13.77%
Without Sales Load [Member] | C000017280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		13.28%		11.29%		13.53%
Without Sales Load [Member] | C000017284 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		5.07%		2.56%		5.10%
Without Sales Load [Member] | C000146681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		5.42%		2.93%		5.50%
Without Sales Load [Member] | C000045546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		5.51%	[2]	2.84%		5.37%
Without Sales Load [Member] | C000122150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent		4.98%	[3]	2.31%		4.78%
Without Sales Load [Member] | C000017283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent		4.28%		1.81%		4.52%
Without Sales Load [Member] | C000017281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent		5.07%		2.60%		5.12%
Without Sales Load [Member] | C000017290 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent		2.06%		8.76%		14.29%
Without Sales Load [Member] | C000017292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent		1.33%		7.92%		13.57%
Without Sales Load [Member] | C000017289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent		1.82%		8.45%		13.92%
Without Sales Load [Member] | C000045547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		2.32%		9.05%		14.61%
Without Sales Load [Member] | C000146682 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		2.41%		9.10%		14.69%
Without Sales Load [Member] | C000017293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		2.06%		8.75%		14.31%
Without Sales Load [Member] | C000017302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		2.62%		(1.83%)		9.94%
Without Sales Load [Member] | C000146684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		3.03%		(1.50%)		10.34%
Without Sales Load [Member] | C000045549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		2.93%		(1.55%)		10.27%
Without Sales Load [Member] | C000017298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent		2.44%		(2.11%)		9.59%
Without Sales Load [Member] | C000017301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent		1.83%	[4]	(2.59%)	[4]	9.27%
Without Sales Load [Member] | C000017299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent		2.63%		(1.83%)		9.93%
Without Sales Load [Member] | C000030961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class A) – excluding sales charge
Average Annual Return, Percent		43.94%		16.62%		2.42%
Without Sales Load [Member] | C000030963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class C) – excluding sales charge
Average Annual Return, Percent		42.91%		15.74%		1.84%
Without Sales Load [Member] | C000122152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class R) – excluding sales charge
Average Annual Return, Percent		43.52%		16.30%		2.12%
Without Sales Load [Member] | C000045550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		44.33%		16.95%		2.76%
Without Sales Load [Member] | C000146685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		44.59%		17.04%		2.85%
Without Sales Load [Member] | C000030964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		43.97%		16.61%		2.45%
Without Sales Load [Member] | C000073859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		9.24%		6.26%		8.29%
Without Sales Load [Member] | C000146686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		9.61%		6.61%		8.69%
Without Sales Load [Member] | C000073858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		9.56%		6.52%		8.55%
Without Sales Load [Member] | C000122153 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class R) – excluding sales charge
Average Annual Return, Percent		8.97%		5.95%		7.95%
Without Sales Load [Member] | C000073856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class C) – excluding sales charge
Average Annual Return, Percent		8.44%		5.42%		7.64%
Without Sales Load [Member] | C000073854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class A) – excluding sales charge
Average Annual Return, Percent		9.27%		6.26%		8.29%
Without Sales Load [Member] | C000073860 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent		13.26%		7.94%		10.46%
Without Sales Load [Member] | C000073863 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent		12.37%		7.05%		9.72%
Without Sales Load [Member] | C000122154 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent		12.96%		7.63%		10.14%
Without Sales Load [Member] | C000073865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		13.52%		8.20%		10.75%
Without Sales Load [Member] | C000146687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		13.64%		8.29%		10.88%
Without Sales Load [Member] | C000073861 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		13.27%		7.93%		10.47%
Without Sales Load [Member] | C000073889 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		29.72%		1.31%		8.51%
Without Sales Load [Member] | C000146689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		30.24%		1.72%		8.94%
Without Sales Load [Member] | C000073894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		30.08%		1.61%		8.86%
Without Sales Load [Member] | C000122158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class R) – excluding sales charge
Average Annual Return, Percent		29.45%		1.05%		8.18%
Without Sales Load [Member] | C000073892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class C) – excluding sales charge
Average Annual Return, Percent		28.77%		0.57%		7.85%
Without Sales Load [Member] | C000073890 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class A) – excluding sales charge
Average Annual Return, Percent		29.70%		1.30%		8.46%
Without Sales Load [Member] | C000073896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class A) – excluding sales charge
Average Annual Return, Percent		9.70%		5.19%		5.24%
Without Sales Load [Member] | C000073898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class C) – excluding sales charge
Average Annual Return, Percent		8.86%		4.33%		4.56%
Without Sales Load [Member] | C000073901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class R) – excluding sales charge
Average Annual Return, Percent		9.38%		4.92%		4.99%
Without Sales Load [Member] | C000073900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		9.90%		5.47%		5.57%
Without Sales Load [Member] | C000146690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		10.11%		5.60%		5.72%
Without Sales Load [Member] | C000073895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		9.69%		5.21%		5.33%
Without Sales Load [Member] | C000073902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		17.37%		5.48%		9.78%
Without Sales Load [Member] | C000146691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		17.78%		5.85%		10.20%
Without Sales Load [Member] | C000073907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		17.67%		5.78%		10.13%
Without Sales Load [Member] | C000122159 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class R) – excluding sales charge
Average Annual Return, Percent		17.10%		5.18%		9.45%
Without Sales Load [Member] | C000073905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class C) – excluding sales charge
Average Annual Return, Percent		16.55%		4.68%		9.10%
Without Sales Load [Member] | C000073903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class A) – excluding sales charge
Average Annual Return, Percent		17.39%		5.47%		9.72%
Without Sales Load [Member] | C000073942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent		3.08%	[5]	0.88%		2.80%
Without Sales Load [Member] | C000073939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent		2.31%	[6]	0.13%		2.20%
Without Sales Load [Member] | C000122165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class R) – excluding sales charge
Average Annual Return, Percent		2.84%	[7]	0.58%		2.39%
Without Sales Load [Member] | C000073940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		3.35%		1.13%		3.05%
Without Sales Load [Member] | C000146697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		3.48%	[8]	1.20%		3.10%
Without Sales Load [Member] | C000073941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		3.08%	[9]	0.90%		2.81%
Without Sales Load [Member] | C000073948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		62.14%		17.27%		8.61%
Without Sales Load [Member] | C000146698 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		62.86%	[10]	17.70%	[10]	9.02%
Without Sales Load [Member] | C000073946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		62.53%		17.54%		8.86%
Without Sales Load [Member] | C000073947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class R) – excluding sales charge
Average Annual Return, Percent		61.67%		16.95%		8.27%
Without Sales Load [Member] | C000073944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class C) – excluding sales charge
Average Annual Return, Percent		60.82%		16.27%		7.80%
Without Sales Load [Member] | C000073949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class A) – excluding sales charge
Average Annual Return, Percent		62.13%		17.15%		8.37%
Without Sales Load [Member] | C000073961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class A) – excluding sales charge
Average Annual Return, Percent		8.23%	[11]	4.95%	[11]	6.23%
Without Sales Load [Member] | C000073958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class C) – excluding sales charge
Average Annual Return, Percent		7.47%		4.18%		5.64%
Without Sales Load [Member] | C000122166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class R) – excluding sales charge
Average Annual Return, Percent		8.04%		4.68%		5.94%
Without Sales Load [Member] | C000073960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		8.56%		5.26%		6.59%
Without Sales Load [Member] | C000146700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		8.71%		5.34%		6.67%
Without Sales Load [Member] | C000073956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		8.28%		4.96%		6.27%
Without Sales Load [Member] | C000146480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class Y) – excluding sales charge
Average Annual Return, Percent		9.35%		5.91%		9.43%
Without Sales Load [Member] | C000146481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class R6) – excluding sales charge
Average Annual Return, Percent		9.73%		6.29%		9.84%
Without Sales Load [Member] | C000146478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		9.61%		6.22%		9.78%
Without Sales Load [Member] | C000146479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class R) – excluding sales charge
Average Annual Return, Percent	[12]	9.04%		5.62%		9.08%
Without Sales Load [Member] | C000146476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class C) – excluding sales charge
Average Annual Return, Percent		8.49%		5.13%		8.78%
Without Sales Load [Member] | C000146475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class A) – excluding sales charge
Average Annual Return, Percent		9.30%	[13]	5.93%		9.43%
MSCI ACWI Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (gross)
Average Annual Return, Percent		20.52%		9.99%		11.88%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net)
Average Annual Return, Percent		20.01%		9.49%		11.33%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%		12.06%		14.16%
S And P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Average Annual Return, Percent		32.27%		15.21%		21.42%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		18.09%		10.87%		13.72%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		6.90%		4.20%		6.04%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Average Annual Return, Percent		4.35%		0.31%		1.70%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		17.74%		11.34%		13.97%
MSCI ACWI Investable Market Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Investable Market Index (net)
Average Annual Return, Percent		20.64%		9.03%		11.10%
MSCI ACWI Investable Market Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Investable Market Index (gross)
Average Annual Return, Percent		21.16%		9.53%		11.64%
MSCI Emerging Markets Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (gross)
Average Annual Return, Percent		30.30%		4.16%		8.24%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Average Annual Return, Percent		29.55%		3.69%		7.80%
FTSE Nareit Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Average Annual Return, Percent		6.84%		5.82%		5.57%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		23.45%		5.48%		10.58%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		4.26%		(1.46%)		0.57%
Bloomberg Global Aggregate Index Hedged to USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index, Hedged to USD
Average Annual Return, Percent		3.49%		0.81%		2.05%
S And P Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Average Annual Return, Percent		44.22%		12.16%		11.40%
MSCI ACWI ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Average Annual Return, Percent		24.91%		7.02%		8.38%
MSCI ACWI ex USA Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (gross)
Average Annual Return, Percent		25.58%		7.56%		8.91%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		23.58%		1.62%		9.79%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		18.81%		12.76%		16.83%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		9.56%		5.37%		11.69%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		15.98%		7.26%		10.91%

[1]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[2]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[3]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[4]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[5]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[6]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[7]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[8]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[9]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[10]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[11]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[12]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.
[13]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.